Derivative Financial Instruments (Details 9) (Foreign Operations Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	$ 68	$ (183)	$ (299)
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)			(133)
Gain (Loss) on Investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0
Foreign currency forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	62	(167)	(244)
Foreign currency forwards [Member] | Gain (Loss) on Investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	(59)
Foreign currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	0	0	(18)
Foreign currency swaps [Member] | Gain (Loss) on Investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	(63)
Non-derivative hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	6	(16)	(37)
Non-derivative hedging instruments [Member] | Gain (Loss) on Investments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 0	$ 0	$ (11)